Property and equipment (Details Narrative) € in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 EUR (€)
IfrsStatementLineItems [Line Items]
Right-of-use, net carrying amount of property and equipment	$ 1,372		$ 1,481
Payments of purchase carrying amount of equipment	947	€ 1,015
Remaining purchase commitment	678			€ 727
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Depreciation, carrying amount of equipment not available for use	800		800
Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Depreciation, carrying amount of equipment not available for use	$ 2,822		$ 2,199